Income Taxes (Tables)	12 Months Ended
Jan. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

	2015	2014
Tax benefit at U.S. statutory rate	$112,358	$124,816
Valuation allowance	(112,358)	(124,816)
	$—	$—